Borrowings - Short-term and long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Short-term borrowings [Abstract]
Total	[1]	¥ 1,117,292	¥ 1,054,717
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	[2]	4,213,264	4,074,720
Bonds and notes issued	[3]	8,698,285	7,851,709
Subtotal		12,911,549	11,926,429
Trading balances of secured borrowings		462,129	525,686
Total		13,373,678	12,452,115
Fixed-rate obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	1,170,404	1,252,324
Fixed-rate obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	4,778,830	4,116,627
Floating-rate obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	603,794	546,628
Floating-rate obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	708,559	571,108
Index / Equity-linked obligations [Member] | Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	926,572	946,400
Index / Equity-linked obligations [Member] | Non-Japanese Yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	510,126	418,622
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper	[1]	113,765	224,801
Bank borrowings	[1]	341,561	81,692
Other	[1]	¥ 661,966	¥ 748,224

[1]	Includes secured borrowings of ¥144,920 million and ¥119,682 million as of March 31, 2024 and March 31, 2025 respectively.
[2]	Includes secured borrowings of ¥187,692 million and ¥472,328 million as of March 31, 2024 and March 31, 2025 respectively.
[3]	Includes secured borrowings of ¥903,662 million and ¥811,118 million as of March 31, 2024 and March 31, 2025 respectively.